Provisions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Provisions [Line Items]
Provisions	₩ 557,024	₩ 508,416	[1]
Asset retirement
Provisions [Line Items]
Provisions	64,922	49,183	[1]	₩ 45,495
Litigation
Provisions [Line Items]
Provisions	8,789	25,554	[1]	32,650
Unused credit
Provisions [Line Items]
Provisions	263,752	232,347
Financial guarantee contracts
Provisions [Line Items]
Provisions	100,430	115,325	[1]
Other
Provisions [Line Items]
Provisions	₩ 119,131	₩ 86,007	[1]	₩ 75,512

[1]	In accordance with IFRS 15, the Group has adjusted all bonus card point reward program related to customer loyalty programs.